Consolidated Statements of Changes in Shareholders' Equity/(Deficit) ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Share capital CNY (¥)	Share capital USD ($)	Treasury shares CNY (¥)	Capital reserve CNY (¥)	Share-based compensation reserve CNY (¥)	Other reserves CNY (¥)	Other comprehensive losses CNY (¥)	Accumulated losses CNY (¥)
Beginning Balance at Dec. 31, 2017	¥ (622,186)				¥ (10,772)	¥ 37,550	¥ 22,938	¥ 32,141	¥ (1,093)	¥ (702,950)
Comprehensive income/(loss)
Loss for the year	(464,993)									(464,993)
Exchange differences	141								141
Changes in fair value of financial instruments with preferred rights due to own credit risk	(9,061)								(9,061)
Total comprehensive loss for the year	(473,913)								(8,920)	(464,993)
Transactions with owners
Vesting of restricted shares	2,409				2,409		(7,513)	7,513
Share-based compensations	29,644						29,644
Total Transactions with owners	32,053				2,409		22,131	7,513
Ending balance at Dec. 31, 2018	(1,064,046)				(8,363)	37,550	45,069	39,654	(10,013)	(1,167,943)
Comprehensive income/(loss)
Loss for the year	(676,034)									(676,034)
Exchange differences	(1,824)								(1,824)
Changes in fair value of financial instruments with preferred rights due to own credit risk	(17,299)								(17,299)
Total comprehensive loss for the year	(695,157)								(19,123)	(676,034)
Transactions with owners
Issuance of ordinary shares	18		¥ 18	$ 3
Vesting of restricted shares	2,409				2,409		(7,513)	7,513
Share-based compensations	35,884						35,884
Repurchase of ordinary shares	(57,439)		(1)			(35,174)		(22,264)
Re-designation of treasury shares					2,376	(2,376)
Total Transactions with owners	(19,128)		17		4,785	(37,550)	28,371	(14,751)
Ending balance at Dec. 31, 2019	(1,778,331)		17	3	(3,578)		73,440	24,903	(29,136)	(1,843,977)
Comprehensive income/(loss)
Loss for the year	(3,069,043)	$ (470,351)								(3,069,043)
Exchange differences	(151,142)								(151,142)
Changes in fair value of financial instruments with preferred rights due to own credit risk	(72)	(11)							(72)
Total comprehensive loss for the year	(3,220,257)	(493,526)							(151,214)	(3,069,043)
Transfer of accumulated fair value change due to own credit risk of financial instruments with preferred rights upon conversion	27,355								27,355	(27,355)
Transactions with owners
Issuance of ordinary shares	1,657,793		11	2	1,657,782
Conversion of financial instruments with preferred rights into ordinary shares	4,999,811		31	4	4,999,780
Vesting of restricted shares	3,578					3,578	(8,283)	8,283
Share-based compensations	29,951						29,951
Total Transactions with owners	6,691,133		42		6,657,562	¥ 3,578	21,668	8,283
Ending balance at Dec. 31, 2020	¥ 1,692,545	$ 259,393	¥ 59	$ 9	¥ 6,657,562		¥ 95,108	¥ 33,186	¥ (152,995)	¥ (4,940,375)